Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash flows from operating activities:
Net loss for the period	$ (3,172,000)	$ (6,064,000)	$ (4,708,000)	$ (10,651,000)	$ (18,410,000)
Adjustments to reconcile loss to net cash provided by (used in) operating activities	634,000	2,555,000	(417,000)	2,668,000
Total net cash used in operating activities	(2,538,000)	(3,509,000)	(5,125,000)	(7,983,000)
Cash flows from investing activities:
Changes in short-term deposits		(6,000)		6,554,000
Proceeds from sales of marketable securities			1,847,000
Purchase of fixed assets	(21,000)	(17,000)	(32,000)	(101,000)
Total net cash provided (used) in investing activities	(21,000)	(23,000)	1,815,000	6,453,000
Cash flows from financing activities:
Issuance expenses	(89,000)		(98,000)
Total net cash used in financing activities	(89,000)		(98,000)
Effect of exchange rate changes on cash and cash equivalents	(133,000)	(335,000)	(262,000)	(615,000)
Decrease in cash, cash equivalents and restricted cash	(2,781,000)	(3,867,000)	(3,670,000)	(2,145,000)
Cash, cash equivalents and restricted cash at the beginning of the period	14,845,000	20,997,000	15,734,000	19,275,000	19,275,000
Cash, cash equivalents and restricted cash at the end of the period	12,064,000	17,130,000	12,064,000	17,130,000	$ 15,734,000
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based payment	142,000	412,000	283,000	757,000
Depreciation	46,000	65,000	108,000	125,000
Revaluation of marketable equity securities	18,000	1,666,000	(1,393,000)	1,544,000
Exchange rate changes on cash and cash equivalents	133,000	335,000	262,000	615,000
Changes in assets and liabilities:
Decrease in trade receivables	30,000		97,000
Decrease in other receivables	189,000	184,000	31,000	362,000
Increase (decrease) in trade payables	91,000	(19,000)	104,000	(73,000)
Change in operating lease liability	(38,000)	(127,000)	18,000	(166,000)
Increase (decrease) in other accounts payable	23,000	39,000	73,000	(496,000)
Adjustments to reconcile loss to net cash used in operating activities	634,000	2,555,000	(417,000)	2,668,000
Operating leases
Cash payments for operating leases	133,000	128,000	265,000	256,000
Non-cash activity
Right of use asset increase, resulted from lease modification (note 3D).		31	637	141
Lease liability increase, resulted from lease modification (note 3D).			726,000
Finance expenses resulted from lease modification (note 3D).			$ 89,000